UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 6310
Legg Mason Partners Variable Portfolios II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

ITEM 1. SCHEDULES OF INVESTMENTS

Legg Mason Partners Variable Portfolios II
Legg Mason Partners Variable Diversified Strategic Income Portfolio
Legg Mason Partners Variable Equity Index Portfolio
Legg Mason Partners Variable Growth & Income Fund
Legg Mason Partners Variable Aggressive Growth Fund
FORM N-Q
MARCH 31, 2006

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2006

Face
Amount†	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 31.0%

Aerospace & Defense — 0.4%
		L-3 Communications Corp., Senior Subordinated Notes:
$25,000	BB+	7.625% due 6/15/12	$25,938
125,000	BB+	6.375% due 10/15/15	123,750
150,000	BB-	Sequa Corp., Senior Notes, Series B, 8.875% due 4/1/08	157,125

		Total Aerospace & Defense	306,813

Airlines — 0.3%
		Continental Airlines Inc., Pass-Through Certificates:
19,776	B+	Series 2000-2, Class C, 8.312% due 4/2/11	19,015
100,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	99,407
		United Airlines Inc., Pass-Through Certificates:
23,260	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	21,997
49,094	Caa1(b)	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	48,882
45,000	NR	Series 2001-1, Class C, 6.831% due 9/1/08 (a)	41,428

		Total Airlines	230,729

Auto Components — 0.2%
25,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	25,375
25,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	27,563
134,000	BB-	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	145,557

		Total Auto Components	198,495

Automobiles — 0.9%
290,000	BBB	DaimlerChrysler North American Holding Corp., 5.875% due 3/15/11 (c)	289,005
		Ford Motor Co.:
		Debentures:
50,000	BB-	6.625% due 10/1/28	33,750
25,000	BB-	8.900% due 1/15/32	19,750
250,000	BB-	Notes, 7.450% due 7/16/31	186,875
150,000	BB-	Senior Notes, 4.950% due 1/15/08	139,839
		General Motors Corp., Senior Debentures:
15,000	B	8.250% due 7/15/23	10,875
145,000	B	8.375% due 7/15/33	106,938

		Total Automobiles	787,032

Beverages — 0.1%
40,000	B	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	41,100

Building Products — 0.1%
		Associated Materials Inc.:
50,000	CCC	Senior Discount Notes, step bond to yield 9.399% due 3/1/14	29,000
20,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	20,850

		Total Building Products	49,850

Capital Markets — 1.3%
65,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	72,312
450,000	A+	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (c)	434,075
80,000	A-	Lehman Brothers Holdings E-Capital Trust I, 5.550% due 8/19/65 (d)(e)	80,310
140,000	A+	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	136,963
350,000	A+	Morgan Stanley, Notes, 3.625% due 4/1/08 (c)	339,407
30,000	BB+	Morgan Stanley Bank AG for OAO Gazprom, Notes, 9.625% due 3/1/13	35,628

		Total Capital Markets	1,098,695

Chemicals — 0.5%
50,000	BB-	Arco Chemical Co., Debentures, 9.800% due 2/1/20	54,750
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount†	Rating‡	Security	Value
Chemicals — 0.5% (continued)
$25,000	BBB-	FMC Corp., Senior Debentures, 7.750% due 7/1/11	$26,120
35,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	36,750
105,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	115,763
85,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	93,288
50,000	B-	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	52,000
75,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	80,531

		Total Chemicals	459,202

Commercial Banks — 1.9%
550,000	A+	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (c)	595,054
120,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Tier 1, 7.191% due 12/29/49 (d)(e)	125,419
130,000	BBB-	Shinsei Finance Cayman Ltd., 6.418% due 1/29/49 (d)(e)	128,189
420,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (c)	408,254
400,000	AA-	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10 (c)	384,220

		Total Commercial Banks	1,641,136

Commercial Services & Supplies — 0.7%
50,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	47,750
115,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	121,468
75,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	80,625
25,000	B-	Cardtronics Inc., Senior Subordinated Notes, 9.250% due 8/15/13 (d)	25,125
75,000	B+	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	81,094
25,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	24,719
210,000	BBB	Waste Management Inc., 6.375% due 11/15/12 (c)	218,389

		Total Commercial Services & Supplies	599,170

Communications Equipment — 0.1%
75,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	69,000

Computers & Peripherals — 0.0%
25,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (d)	26,563

Consumer Finance — 0.7%
610,000	BB	General Motors Acceptance Corp., Notes, 6.125% due 8/28/07 (c)	591,847

Containers & Packaging — 0.7%
75,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	82,875
75,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	70,500
150,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	159,375
155,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	162,169
25,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	25,625
		Pliant Corp.:
15,000	D	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	15,862
10,000	D	Senior Subordinated Notes, 13.000% due 6/1/10 (a)	4,150
25,000	CC	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	19,625
100,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	93,500

		Total Containers & Packaging	633,681

Diversified Consumer Services — 0.3%
		Service Corp. International:
55,000	BB	Debentures, 7.875% due 2/1/13	58,369
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount†		Rating‡	Security	Value
Diversified Consumer Services — 0.3%(continued)
$195,000		BB	Senior Notes, 6.500% due 3/15/08	$196,950

			Total Diversified Consumer Services	255,319

Diversified Financial Services — 3.7%
130,000		BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	125,894
			Alamosa Delaware Inc.:
44,000		A-	Senior Discount Notes, 12.000% due 7/31/09	47,630
54,000		A-	Senior Notes, 11.000% due 7/31/10	60,345
20,000		BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	20,175
90,000		A+	Credit Suisse First Boston USA Inc., 4.875% due 8/15/10	87,958
			Ford Motor Credit Co., Notes:
15,000		BB-	6.625% due 6/16/08	14,204
740,000		BB-	7.375% due 10/28/09 (c)	696,228
25,000		BB-	7.875% due 6/15/10	23,457
440,000		AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (c)	424,570
			General Motors Acceptance Corp., Notes:
20,000		BB	7.250% due 3/2/11	18,972
275,000		BB	6.875% due 9/15/11 (c)	256,605
150,000		BB	6.750% due 12/1/14	135,244
25,000		B3(b)	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	25,875
430,000		A	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (c)	425,676
620,000		A	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14 (c)	596,947
100,000		BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/29/49 (e)	98,763
40,000		B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (d)	39,900
50,000		CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	36,750

			Total Diversified Financial Services	3,135,193

Diversified Telecommunication Services — 1.2%
230,000		A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (c)	225,104
50,000		D	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(f)(g)	0
75,000		B	Intelsat, Ltd., Senior Discount Notes, step bond to yield 9.207% due 2/1/15 (d)	52,312
160,000		BBB+	Koninklijke KPN NV, Senior Note, 8.000% due 10/1/10	171,903
50,000		B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	48,500
16,000		B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	16,920
			Qwest Communications International Inc., Senior Notes:
75,000		B	7.500% due 2/15/14	77,625
90,000		B	Series B, 7.500% due 2/15/14	93,150
10,000		BB	Qwest Corp., Debentures, 7.500% due 6/15/23	10,213
140,000		BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	130,499
1,000,000	MXN	BBB+	Telefonos de Mexico SA de CV, 8.750% due 1/31/16	88,761
80,000		A	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	86,758

			Total Diversified Telecommunication Services	1,001,745

Electric Utilities — 1.4%
			Edison Mission Energy, Senior Notes:
100,000		B+	10.000% due 8/15/08	107,500
25,000		B+	7.730% due 6/15/09	25,750
25,000		B+	9.875% due 4/15/11	28,375
230,000		BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	209,448
			FirstEnergy Corp., Notes:
120,000		BBB-	Series B, 6.450% due 11/15/11	124,313
270,000		BBB-	Series C, 7.375% due 11/15/31 (c)	300,820
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	March 31, 2006

Face
Amount†	Rating‡	Security	Value
Electric Utilities — 1.4% (continued)
$25,000	B	Inergy L.P. Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	$23,875
90,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	101,925
130,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	127,638
25,000	B	Reliant Energy Inc., Senior Secured Notes, 9.250% due 7/15/10	25,156
80,000	BBB-	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	82,693

		Total Electric Utilities	1,157,493

Electronic Equipment & Instruments — 0.2%
		Muzak LLC/Muzak Finance Corp.:
135,000	CCC-	Senior Notes, 10.000% due 2/15/09	118,125
50,000	CCC-	Senior Subordinated Notes, 9.875% due 3/15/09	27,563

		Total Electronic Equipment & Instruments	145,688

Energy Equipment & Services — 0.0%
22,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (d)	22,550

Food & Staples Retailing — 0.1%
75,000	B-	Jean Coutu Group (PJC) Inc., Senior Subordinated Notes, 8.500% due 8/1/14	69,188

Food Products — 0.6%
45,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	45,338
75,000	B	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	71,062
355,000	BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11 (c)	355,892

		Total Food Products	472,292

Health Care Providers & Services — 1.2%
25,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	24,344
25,000	B	DaVita Inc., Senior Notes, 6.625% due 3/15/13	25,063
50,000	B+	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	53,062
		HCA Inc.:
140,000	BB+	Debentures, 8.360% due 4/15/24	147,492
270,000	BB+	Senior Notes, 5.750% due 3/15/14 (c)	253,967
50,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	50,250
25,000	CCC+	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	13,875
50,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15	51,125
		Tenet Healthcare Corp., Senior Notes:
75,000	B	7.375% due 2/1/13	68,812
25,000	B	9.875% due 7/1/14	25,437
300,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12 (c)	311,866

		Total Health Care Providers & Services	1,025,293

Hotels, Restaurants & Leisure — 1.0%
40,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11	39,100
75,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	75,187
75,000	BB+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	80,437
25,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	25,250
75,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	75,188
50,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	48,250
		Mandalay Resort Group, Senior Subordinated:
30,000	B+	Debentures, 7.625% due 7/15/13	31,125
80,000	B+	Notes, Series B, 10.250% due 8/1/07	84,600
125,000	BB	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	125,469
50,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	49,938
75,000	B+	Penn National Gaming Inc., Senior Subordinated Notes, 6.875% due 12/1/11	76,687
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount†	Rating‡	Security	Value
Hotels, Restaurants & Leisure — 1.0% (continued)
$75,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13	$81,187
25,000	B+	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	24,594
50,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	52,250

		Total Hotels, Restaurants & Leisure	869,262

Household Durables — 0.3%
19,000	CCC-	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	18,145
70,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	74,725
50,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	52,500
35,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	36,006
98,000	B	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	105,473

		Total Household Durables	286,849

Independent Power Producers & Energy Traders — 0.9%
55,000	B	AES Corp., Senior Notes, 9.500% due 6/1/09	59,538
260,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (c)	260,664
		Dynegy Holdings Inc.:
125,000	B-	Second Priority Senior Secured Notes, 11.100% due 7/15/08 (d)(e)	130,781
		Senior Debentures:
125,000	B-	7.125% due 5/15/18	115,000
30,000	B-	7.625% due 10/15/26	27,600
50,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (d)	51,250
		NRG Energy Inc., Senior Notes:
25,000	B-	7.250% due 2/1/14	25,469
85,000	B-	7.375% due 2/1/16	87,019

		Total Independent Power Producers & Energy Traders	757,321

Industrial Conglomerates — 0.6%
50,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (f)	42,000
34,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	37,400
420,000	BBB+	Tyco International Group SA, 6.000% due 11/15/13 (c)	422,546

		Total Industrial Conglomerates	501,946

Insurance — 0.1%
65,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	67,971

IT Services — 0.5%
200,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	210,256
200,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	209,000

		Total IT Services	419,256

Machinery — 0.1%
100,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 12.068% due 4/15/14	82,000
30,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	31,500

		Total Machinery	113,500

Media — 3.7%
125,000	B	Advanstar Communications Inc., Senior Secured Notes, 10.750% due 8/15/10	136,562
50,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	50,500
188,212	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	193,858
175,000	CCC-	CCH I Holdings LLC, Senior Accreting Notes, step bond to yield 18.067% due 5/15/14	91,875
189,000	CCC-	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	158,051
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount†	Rating‡	Security	Value
Media — 3.7% (continued)
$245,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (c)	$275,907
190,000	BBB+	Comcast Corp., 6.500% due 1/15/15	194,993
		CSC Holdings Inc., Senior Notes:
50,000	B+	6.750% due 4/15/12 (d)	49,125
30,000	B+	Series B, 7.625% due 4/1/11	30,300
65,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	74,588
100,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Notes, Series B, 8.500% due 8/15/10	106,250
81,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	86,873
150,000	BB-	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	145,687
100,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	85,750
130,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	138,450
25,000	B+	Intelsat Subsidiary Holding Co. Ltd., Senior Notes, 9.614% due 1/15/12 (e)	25,531
40,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	40,000
410,000	BB+	Liberty Media Corp., Bonds, 7.875% due 7/15/09 (c)	433,480
175,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	189,875
90,000	BBB	News America Inc., 6.200% due 12/15/34	84,558
100,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (d)	111,375
25,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	27,844
25,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (d)	28,125
75,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.750% due 12/15/11	79,219
250,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (c)	273,130
33,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	34,238

		Total Media	3,146,144

Metals & Mining — 0.1%
75,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	83,063

Multi-Utilities — 0.3%
45,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	48,742
220,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (c)	218,275

		Total Multi-Utilities	267,017

Multiline Retail — 0.0%
25,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (d)	26,688

Oil, Gas & Consumable Fuels — 4.3%
190,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (c)	212,192
180,000	BBB+	Anadarko Finance Co., Series B, 7.500% due 5/1/31	209,947
		Chesapeake Energy Corp., Senior Notes:
100,000	BB	6.625% due 1/15/16	100,250
50,000	BB	6.250% due 1/15/18	49,125
220,000	AA	ChevronTexaco Capital Co., 3.500% due 9/17/07 (c)	215,014
88,000	B+	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	94,820
410,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (c)	465,236
240,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32 (c)	294,812
		El Paso Corp., Medium-Term Notes:
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	March 31, 2006

Face
Amount†	Rating‡	Security	Value
Oil, Gas & Consumable Fuels — 4.3% (continued)
$50,000	B-	7.375% due 12/15/12	$51,125
330,000	B-	7.800% due 8/1/31 (c)	333,300
75,000	B	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	75,000
150,000	BB	Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)	185,250
370,000	BB+	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (c)	424,483
		Pemex Project Funding Master Trust, Notes:
50,000	BBB	5.750% due 12/15/15 (d)	47,938
25,000	BBB	6.625% due 6/15/35 (d)	24,181
35,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	36,750
75,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	70,500
105,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	112,613
		Vintage Petroleum Inc.:
50,000	A-	Senior Notes, 8.250% due 5/1/12	53,188
25,000	A-	Senior Subordinated Notes, 7.875% due 5/15/11	26,003
25,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	24,875
		Williams Cos. Inc.:
		Notes:
150,000	B+	7.125% due 9/1/11	155,062
25,000	B+	8.750% due 3/15/32	29,375
125,000	B+	Senior Notes, 7.625% due 7/15/19	133,750
210,000	BBB-	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13 (c)	217,533

		Total Oil, Gas & Consumable Fuels	3,642,322

Paper & Forest Products — 0.5%
75,000	B+	Bowater Canada Finance Corp., Notes, 7.950% due 11/15/11	75,187
370,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (c)	385,646

		Total Paper & Forest Products	460,833

Personal Products — 0.1%
50,000	CCC+	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	40,750

Pharmaceuticals — 0.1%
75,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	74,625

Real Estate — 0.2%
130,000	BB-	Host Marriott LP, Senior Notes, Series I, 9.500% due 1/15/07	134,225

Semiconductors & Semiconductor Equipment — 0.2%
		Amkor Technology Inc.:
125,000	CCC+	Senior Notes, 7.125% due 3/15/11	115,625
60,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	59,100

		Total Semiconductors & Semiconductor Equipment	174,725

Specialty Retail — 0.0%
25,000	B-	Doane Pet Care Co., Senior Subordinated Notes, 10.625% due 11/15/15	26,625

Textiles, Apparel & Luxury Goods — 0.2%
75,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	79,313
125,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 9.948% due 12/15/14	80,625

		Total Textiles, Apparel & Luxury Goods	159,938

Thrifts & Mortgage Finance — 0.1%
100,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	105,500

Tobacco — 0.4%
320,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13 (c)	344,544

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount†	Rating‡	Security	Value

Wireless Telecommunication Services — 0.7%
$125,000	A-	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	$131,188
49,000	B-	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	54,635
300,000	A-	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (c)	339,372
50,000	B-	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	54,875

		Total Wireless Telecommunication Services	580,070

		TOTAL CORPORATE BONDS & NOTES (Cost — $26,213,005)	26,301,248

ASSET-BACKED SECURITIES — 6.8%
Home Equity — 5.1%
524,850	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.058% due 9/25/35 (c)(e)	525,374
900,000	AAA	ACE Securities Corp., Series 2006-SL2, Class A, 4.991% due 1/25/36 (c)(e)	900,000
200,000	A	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 6.018% due 11/25/34 (e)	204,228
510,000	AAA	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.168% due 9/25/34 (c)(e)	512,886
145	BBB	Bear Stearns Asset-Backed Securities NIM Trust, Series 2003-HE1N, Class N1, 6.500% due 1/25/34 (d)	145
270,000	AA	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.068% due 6/25/34 (c)(e)	274,419
800,000	AAA	Countrywide Home Equity Loan Trust, Series 2006-D, Class 2A, 4.976% due 9/15/31 (c)(e)	800,000
800,000	AAA	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 4.990% due 4/25/36 (c)(e)	800,000
		Novastar Home Equity Loan:
90,000	A	Series 2003-04, Class M2, 6.443% due 2/25/34 (e)	91,506
200,000	A+	Series 2004-01, Class M4, 5.793% due 6/25/34 (e)	201,464
		Sail NIM Notes:
7,825	BBB	Series 2003-003, Class A, 7.750% due 4/27/33 (d)	7,248
45,852	BBB-	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (d)	45,759

		Total Home Equity	4,363,029

Student Loan — 1.7%
500,000	AAA	First Horizon ABS Trust, Series 2006-HE1, Class A, 4.981% due 10/25/34 (c)(e)	500,000
900,000	AAA	SACO I Trust, Series 2006-4, Class A1, 5.020% due 3/25/36 (c)(e)	900,000

		Total Student Loan	1,400,000

		TOTAL ASSET-BACKED SECURITIES (Cost — $5,750,171)	5,763,029

Face
Amount
MORTGAGE-BACKED SECURITIES — 45.6%
FHLMC — 13.9%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
139,342	7.000% due 2/1/15-5/1/16	143,313
197,359	6.500% due 9/1/31	201,792
11,000,000	5.000% due 4/12/36 (h)(i)	10,467,182
1,000,000	6.000% due 5/11/36 (h)(i)	999,688

	TOTAL FHLMC	11,811,975

FNMA — 24.3%
	Federal National Mortgage Association (FNMA):
671,658	6.500% due 3/1/16-3/1/32	687,473
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount	Rating‡	Security	Value

FNMA — 24.3% (continued)
$1,215,308		6.000% due 8/1/16-4/1/32 (c)	$1,219,696
158,572		5.500% due 12/1/16	157,882
3,500,000		5.000% due 4/18/21-5/11/06 (h)(i)	3,377,343
62,907		7.500% due 2/1/30-7/1/31	65,751
606,478		7.000% due 7/1/30-4/1/32 (c)	625,136
9,250,000		5.500% due 4/12/36-5/11/36 (h)(i)	9,028,436
5,500,000		6.000% due 5/11/36 (h)(i)	5,493,125

		TOTAL FNMA	20,654,842

GNMA — 7.4%
		Government National Mortgage Association (GNMA):
77,087		7.000% due 6/15/28-7/15/29	80,410
320,535		6.500% due 9/15/28-2/15/31	332,915
2,000,000		5.000% due 4/20/36 (h)(i)	1,937,500
3,900,000		6.000% due 4/20/36 (h)(i)	3,945,092

		TOTAL GNMA	6,295,917

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $39,508,183)	38,762,734

COLLATERALIZED MORTGAGE OBLIGATIONS(c) — 13.0%
380,907	AAA	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (d)	381,241
		Countrywide Alternative Loan Trust:
760,120	AAA	Series 2005-59, Class 1A1, 5.106% due 11/20/35 (e)	764,492
1,052,670	AAA	Series 2005-72, Class A1, 5.088% due 1/25/36 (e)	1,053,657
869,453	AAA	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.118% due 5/25/35 (e)	873,223
		Downey Savings and Loan Association Mortgage Loan Trust:
761,711	AAA	Series 2005-AR2, Class 2A1A, 4.986% due 3/19/45 (e)	768,907
		Series 2006-AR1:
800,000	AAA	Class 1A1A, 4.671% due 4/19/36 (e)	800,000
800,000	AAA	Class 1A1B, 4.671% due 4/19/36 (e)	800,000
598,496	AAA	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.619% due 10/25/35 (e)	592,631
		Harborview Mortgage Loan Trust:
998,737	AAA	Series 2004-08, Class 2A4A, 5.176% due 11/19/34 (e)	1,001,670
469,663	AAA	Series 2004-08, Class 3A2, 5.176% due 11/19/34 (e)	471,571
1,046,536	AAA	Series 2004-11, Class 3A1A, 5.126% due 1/19/35 (e)	1,049,074
800,000		Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A, 5.040% due 5/25/46 (e)	800,000
900,000	AAA	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.919% due 3/25/36 (e)	902,391
781,931	AAA	Washington Mutual Inc., Series 2005-AR19, Class A1A2, 5.108% due 12/25/45 (e)	784,304

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $11,045,300)	11,043,161

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.7%
U.S. Government Agencies — 0.3%
60,000		Federal National Mortgage association (FNMA), 4.875% due 4/15/09	59,630
200,000		Tennessee Valley Authority, Notes, 5.375% due 4/1/56	197,197

		Total U.S. Government Agencies	256,827

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount	Security	Value
U.S. Government Obligations — 19.4%
	U.S. Treasury Bonds:
$40,000	5.250% due 2/15/29	$41,084
	Inflation Indexed:
1,096,337	2.000% due 1/15/16 (c)	1,063,833
1,096,337	2.000% due 1/15/26 (c)	1,039,294
	U.S. Treasury Notes:
1,000,000	3.625% due 1/15/10 (c)	958,985
300,000	4.000% due 3/15/10 (c)	291,246
6,400,000	4.000% due 4/15/10 (c)	6,208,256
2,500,000	4.125% due 8/15/10 (c)	2,431,935
840,000	5.000% due 2/15/11 (c)	847,088
120,000	4.500% due 2/28/11	118,289
200,000	4.000% due 11/15/12	190,422
2,320,000	4.500% due 2/15/36 (c)	2,177,538
1,148,609	Inflation Indexed, 0.875% due 4/15/10 (c)	1,088,308

	Total U.S. Government Obligations	16,456,278

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $17,162,643)	16,713,105

Shares
COMMON STOCKS — 0.2%

CONSUMER DISCRETIONARY — 0.1%
Household Durables — 0.0%
122,658	Home Interiors of Gifts Inc. (f)(g)*	33,118

Media — 0.1%
1,864	NTL Inc.	54,261

	TOTAL CONSUMER DISCRETIONARY	87,379

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,630	Aurora Foods Inc. (f)(g)*	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
369	Outsourcing Solutions Inc. (g)*	1,567

INDUSTRIALS — 0.0%
Aerospace & Defense — 0.0%
95	Northrop Grumman Corp.	6,487

INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
578	Motorola Inc.	13,242

Semiconductors & Semiconductor Equipment — 0.0%
63	Freescale Semiconductor Inc., Class B Shares *	1,749

	TOTAL INFORMATION TECHNOLOGY	14,991

TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares (g)*	0

Wireless Telecommunication Services — 0.1%
1,308	Crown Castle International Corp. *	37,082

	TOTAL TELECOMMUNICATION SERVICES	37,082

	TOTAL COMMON STOCKS (Cost — $279,064)	147,506

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%

TELECOMMUNICATION SERVICES — 0.0%
Wireless Telecommunication Services — 0.0%
700	Crown Castle International Corp., 6.250% due 8/15/12 (Cost — $20,673)	$37,625

Warrant
WARRANTS — 0.0%
50	American Tower Corp., Class A Shares, Expires 8/1/08(d)*	21,379
60	Cybernet Internet Services International Inc., Expires 7/1/09(d)(f)(g)*	0
50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(d)(f)(g)*	0
50	IWO Holdings Inc., Expires 1/15/11(d)(f)(g)*	0
60	Merrill Corp., Class B Shares, Expires 5/1/09(d)(f)(g)*	0
10	Pliant Corp., Expires 6/1/10(d)(f)(g)*	0
150	RSL Communications Ltd., Class A Shares, Expires 11/15/06(f)(g)*	0
1,000	United Mexican States, Series XW10, Expires 10/10/06*	5,300

	TOTAL WARRANTS (Cost — $26,526)	26,679

Face
Amount	Rating‡
SOVEREIGN BONDS — 3.0%

Brazil — 0.5%
		Federative Republic of Brazil, Collective Action Securities:
$120,000	BB	8.000% due 1/15/18	129,960
250,000	BB	8.750% due 2/4/25 (c)	287,500

		Total Brazil	417,460

Colombia — 0.3%
		Republic of Colombia:
50,000	BB	10.750% due 1/15/13	62,250
125,000	BB	8.125% due 5/21/24	140,313

		Total Colombia	202,563

Italy — 0.4%
350,000	AA-	Region of Lombardy, 5.804% due 10/25/32 (c)	363,404

Mexico — 0.8%
		United Mexican States:
175,000	BBB	8.125% due 12/30/19	206,150
		Medium-Term Notes, Series A:
200,000	BBB	6.375% due 1/16/13	205,600
250,000	BBB	5.875% due 1/15/14 (c)	248,937

		Total Mexico	660,687

Panama — 0.1%
		Republic of Panama:
50,000	BB	7.250% due 3/15/15	53,188
48,000	BB	6.700% due 1/26/36	47,952

		Total Panama	101,140

Peru — 0.2%
		Republic of Peru:
50,000	BB	9.125% due 2/21/12	56,375
72,750	BB	FLIRB, 5.000% due 3/7/17	68,930
59,250	BB	PDI, 5.000% due 3/7/17	56,436

		Total Peru	181,741

Russia — 0.7%
		Russian Federation:
75,000	BBB	8.250% due 3/31/10	79,359
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount	Rating‡	Security	Value
Russia — 0.7% (continued)
$175,000	BBB	11.000% due 7/24/18 (c)	$251,125
260,000	BBB	5.000% due 3/31/30 (c)(d)	284,944

		Total Russia	615,428

		TOTAL SOVEREIGN BONDS (Cost — $2,505,100)	2,542,423

Contracts
PURCHASED OPTIONS — 0.0%

United States — 0.0%
4	Eurodollar Futures, Call @ 94, Expires 9/01/06	7,350
3	U.S. Treasury Bonds Futures, Call @ 111, Expires 5/01/06	1,453

	TOTAL PURCHASED OPTIONS (Cost — $11,563)	8,803

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $102,522,228)	101,346,313

Face
Amount
SHORT-TERM INVESTMENTS — 23.0%

Repurchase Agreement — 22.8%
$19,401,000	Interest in $1,144,145,000 joint tri-party repurchase agreement dated 3/31/06 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 4.790% due 4/3/06; Proceeds at maturity - $19,408,744; (Fully collateralized by U.S. Government Agency Obligation, 4.750% due 3/14/08; Market value — $19,793,215) (c)	19,401,000
	(Cost — $19,401,000)
U.S. Government Agency — 0.2%
150,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.555% — 4,560% due 5/15/06 (j) (Cost — $149,209)	149,171

	TOTAL SHORT-TERM INVESTMENTS (Cost — $19,550,209)	19,550,171

	TOTAL INVESTMENTS — 142.3% (Cost — $122,072,437#)	120,896,484
	Liabilities in Excess of Other Assets — (42.3)%	(35,921,384)

	TOTAL NET ASSETS — 100.0%	$84,975,100

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is currently in default.

(b)	Rating by Moody’s Investors Service.

(c)	All or a portion of this security is segregated for open futures contracts, written options, TBA’s and mortgage dollar rolls.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(f)	Illiquid security.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Note 1).

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 31 and 32 for definitions of ratings.
Abbreviations used in this schedule:
FLIRB — Front-Loaded Interest Reduction Bonds
MXN — Mexican Peso
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006
NIM — Net Interest Margin
PDI — Past Due Interest
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited)(continued)	March 31, 2006

Shares	Security	Value
COMMON STOCKS — 98.5%
CONSUMER DISCRETIONARY — 10.4%

Auto Components — 0.2%
8,795	Cooper Tire & Rubber Co.	$126,120
25,378	Goodyear Tire & Rubber Co. *	367,474
27,844	Johnson Controls Inc.	2,114,195

	Total Auto Components	2,607,789

Automobiles — 0.3%
267,311	Ford Motor Co.	2,127,796
81,092	General Motors Corp.	1,724,827
39,081	Harley-Davidson Inc.	2,027,522

	Total Automobiles	5,880,145

Distributors — 0.1%
24,796	Genuine Parts Co.	1,086,809

Diversified Consumer Services — 0.1%
20,163	Apollo Group Inc., Class A Shares *	1,058,759
46,982	H&R Block Inc.	1,017,160

	Total Diversified Consumer Services	2,075,919

Hotels, Restaurants & Leisure — 1.5%
62,237	Carnival Corp.	2,948,167
18,859	Darden Restaurants Inc.	773,785
26,398	Harrah’s Entertainment Inc.	2,057,988
47,058	Hilton Hotels Corp.	1,198,097
48,351	International Game Technology	1,702,922
23,263	Marriott International Inc., Class A Shares	1,595,842
180,199	McDonald’s Corp.	6,191,638
109,464	Starbucks Corp. *	4,120,225
30,950	Starwood Hotels & Resorts Worldwide Inc.	2,096,243
16,393	Wendy’s International Inc.	1,017,350
39,553	Yum! Brands Inc.	1,932,559

	Total Hotels, Restaurants & Leisure	25,634,816

Household Durables — 0.7%
11,085	Black & Decker Corp.	963,176
17,606	Centex Corp.	1,091,396
38,977	D.R. Horton Inc.	1,294,816
20,986	Fortune Brands Inc.	1,692,101
9,414	Harman International Industries Inc.	1,046,178
11,021	KB HOME	716,144
26,153	Leggett & Platt Inc.	637,349
19,656	Lennar Corp., Class A Shares	1,186,829
11,534	Maytag Corp.	246,020
39,362	Newell Rubbermaid Inc.	991,529
30,680	Pulte Homes Inc.	1,178,726
8,360	Snap-on Inc.	318,683
10,388	Stanley Works	526,256
9,752	Whirlpool Corp.	892,015

	Total Household Durables	12,781,218

Internet & Catalog Retail — 0.5%
44,242	Amazon.com Inc. *	1,615,275
165,291	eBay Inc. *	6,456,267

	Total Internet & Catalog Retail	8,071,542

Leisure Equipment & Products — 0.2%
13,626	Brunswick Corp.	529,506
41,185	Eastman Kodak Co.	1,171,302
25,523	Hasbro Inc.	538,535
55,744	Mattel Inc.	1,010,639

	Total Leisure Equipment & Products	3,249,982

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Media — 3.1%
110,804	CBS Corp., Class B Shares	$2,657,080
74,112	Clear Channel Communications Inc.	2,149,989
306,670	Comcast Corp., Class A Shares *	8,022,487
8,466	Dow Jones & Co. Inc.	332,714
12,198	E.W. Scripps Co., Class A Shares	545,373
34,139	Gannett Co. Inc.	2,045,609
62,634	Interpublic Group of Cos. Inc. *	598,781
9,607	Knight-Ridder Inc.	607,258
52,653	McGraw-Hill Cos. Inc.	3,033,866
5,874	Meredith Corp.	327,710
20,820	New York Times Co., Class A Shares	526,954
344,220	News Corp., Class A Shares	5,717,494
25,638	Omnicom Group Inc.	2,134,363
645,753	Time Warner Inc.	10,842,193
37,544	Tribune Co.	1,029,832
32,061	Univision Communications Inc., Class A Shares *	1,105,143
110,812	Viacom Inc., Class B Shares *	4,299,506
276,158	Walt Disney Co.	7,702,047

	Total Media	53,678,399

Multiline Retail — 1.1%
16,339	Big Lots Inc. *	228,092
8,833	Dillard’s Inc., Class A Shares	230,011
45,403	Dollar General Corp.	802,271
22,266	Family Dollar Stores Inc.	592,276
39,035	Federated Department Stores Inc.	2,849,555
33,069	J.C. Penney Co. Inc.	1,997,698
49,436	Kohl’s Corp. *	2,620,602
31,059	Nordstrom Inc.	1,216,892
14,312	Sears Holdings Corp. *	1,892,619
126,072	Target Corp.	6,557,005

	Total Multiline Retail	18,987,021

Specialty Retail — 2.2%
25,975	AutoNation Inc. *	559,761
7,921	AutoZone Inc. *	789,645
40,216	Bed Bath & Beyond Inc. *	1,544,294
58,284	Best Buy Co. Inc.	3,259,824
21,832	Circuit City Stores Inc.	534,447
81,944	Gap Inc.	1,530,714
304,615	Home Depot Inc.	12,885,215
49,935	Limited Brands Inc.	1,221,410
112,124	Lowe’s Cos. Inc.	7,225,271
42,401	Office Depot Inc. *	1,579,013
10,160	OfficeMax Inc.	306,527
19,305	RadioShack Corp.	371,235
15,784	Sherwin-Williams Co.	780,361
104,490	Staples Inc.	2,666,585
20,397	Tiffany & Co.	765,703
66,062	TJX Cos. Inc.	1,639,659

	Total Specialty Retail	37,659,664

Textiles, Apparel & Luxury Goods — 0.4%
54,972	Coach Inc. *	1,900,932
16,376	Jones Apparel Group Inc.	579,219
15,179	Liz Claiborne Inc.	622,035
27,140	NIKE Inc., Class B Shares	2,309,614
12,639	V.F. Corp.	719,159

	Total Textiles, Apparel & Luxury Goods	6,130,959

	TOTAL CONSUMER DISCRETIONARY	177,844,263

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
CONSUMER STAPLES — 9.1%

Beverages — 2.0%
111,327	Anheuser-Busch Cos. Inc.	$4,761,456
11,925	Brown-Forman Corp., Class B Shares	917,867
295,613	Coca-Cola Co.	12,377,316
43,509	Coca-Cola Enterprises Inc.	884,973
28,271	Constellation Brands Inc., Class A Shares *	708,189
8,231	Molson Coors Brewing Co., Class B Shares	564,811
19,391	Pepsi Bottling Group Inc.	589,293
237,574	PepsiCo Inc.	13,729,401

	Total Beverages	34,533,306

Food & Staples Retailing — 2.3%
52,884	Albertson’s Inc.	1,357,532
67,849	Costco Wholesale Corp.	3,674,702
117,214	CVS Corp.	3,501,182
104,032	Kroger Co. *	2,118,092
64,486	Safeway Inc.	1,619,888
19,529	SUPERVALU INC.	601,884
88,807	Sysco Corp.	2,846,264
358,218	Wal-Mart Stores Inc.	16,922,218
145,130	Walgreen Co.	6,259,457
19,922	Whole Foods Market Inc.	1,323,618

	Total Food & Staples Retailing	40,224,837

Food Products — 1.1%
93,754	Archer-Daniels-Midland Co.	3,154,822
26,426	Campbell Soup Co.	856,202
74,460	ConAgra Foods Inc.	1,597,911
19,367	Dean Foods Co.	752,021
51,075	General Mills Inc.	2,588,481
48,040	H.J. Heinz Co.	1,821,677
25,699	Hershey Co.	1,342,259
36,049	Kellogg Co.	1,587,598
19,016	McCormick & Co. Inc., Non Voting Shares	643,882
109,002	Sara Lee Corp.	1,948,956
36,131	Tyson Foods Inc., Class A Shares	496,440
25,447	Wm. Wrigley Jr. Co.	1,628,608

	Total Food Products	18,418,857

Household Products — 2.1%
21,525	Clorox Co.	1,288,271
73,901	Colgate-Palmolive Co.	4,219,747
66,084	Kimberly-Clark Corp.	3,819,655
471,646	Procter & Gamble Co.	27,176,243

	Total Household Products	36,503,916

Personal Products — 0.2%
10,833	Alberto-Culver Co.	479,144
64,601	Avon Products Inc.	2,013,613
17,087	Estee Lauder Cos. Inc., Class A Shares	635,465

	Total Personal Products	3,128,222

Tobacco — 1.4%
299,262	Altria Group Inc.	21,205,706
12,266	Reynolds American Inc.	1,294,063
23,455	UST Inc.	975,728

	Total Tobacco	23,475,497

	TOTAL CONSUMER STAPLES	156,284,635

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
ENERGY — 9.6%

Energy Equipment & Services — 1.9%
49,080	Baker Hughes Inc.	$3,357,072
46,484	BJ Services Co.	1,608,346
74,028	Halliburton Co.	5,405,525
22,659	Nabors Industries Ltd. *	1,621,931
25,054	National-Oilwell Varco Inc. *	1,606,462
19,682	Noble Corp.	1,596,210
15,675	Rowan Cos. Inc.	689,073
84,728	Schlumberger Ltd.	10,724,023
46,742	Transocean Inc. *	3,753,383
50,018	Weatherford International Ltd. *	2,288,324

	Total Energy Equipment & Services	32,650,349

Oil, Gas & Consumable Fuels — 7.7%
11,477	Amerada Hess Corp.	1,634,325
33,045	Anadarko Petroleum Corp.	3,337,875
47,365	Apache Corp.	3,102,881
53,899	Burlington Resources Inc.	4,953,857
53,576	Chesapeake Energy Corp.	1,682,822
319,079	Chevron Corp.	18,497,010
197,676	ConocoPhillips	12,483,239
63,362	Devon Energy Corp.	3,875,854
94,530	El Paso Corp.	1,139,086
34,780	EOG Resources Inc.	2,504,160
875,232	Exxon Mobil Corp.	53,266,620
16,632	Kerr-McGee Corp.	1,588,023
15,090	Kinder Morgan Inc.	1,388,129
52,599	Marathon Oil Corp.	4,006,466
23,678	Murphy Oil Corp.	1,179,638
61,770	Occidental Petroleum Corp.	5,722,990
19,095	Sunoco Inc.	1,481,199
89,170	Valero Energy Corp.	5,330,583
85,271	Williams Cos. Inc.	1,823,947
52,081	XTO Energy Inc.	2,269,169

	Total Oil, Gas & Consumable Fuels	131,267,873

	TOTAL ENERGY	163,918,222

FINANCIALS — 20.7%

Capital Markets — 3.4%
35,942	Ameriprise Financial Inc.	1,619,547
110,607	Bank of New York Co. Inc.	3,986,276
17,117	Bear Stearns Cos. Inc.	2,374,128
147,964	Charles Schwab Corp.	2,546,460
59,927	E*TRADE Financial Corp. *	1,616,830
12,079	Federated Investors Inc., Class B Shares	471,685
21,884	Franklin Resources Inc.	2,062,348
62,521	Goldman Sachs Group Inc.	9,813,296
30,798	Janus Capital Group Inc.	713,590
38,758	Lehman Brothers Holdings Inc.	5,601,694
59,418	Mellon Financial Corp.	2,115,281
131,623	Merrill Lynch & Co. Inc.	10,366,627
153,977	Morgan Stanley	9,672,835
26,564	Northern Trust Corp.	1,394,610
47,751	State Street Corp.	2,885,593
18,885	T. Rowe Price Group Inc.	1,476,996

	Total Capital Markets	58,717,796

Commercial Banks — 5.8%
49,553	AmSouth Bancorp.	1,340,409
665,741	Bank of America Corp.	30,317,845
76,777	BB&T Corp.	3,009,658
23,342	Comerica Inc.	1,353,136
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Commercial Banks — 5.8% (continued)
17,723	Compass Bancshares Inc.	$896,961
79,675	Fifth Third Bancorp.	3,136,008
18,068	First Horizon National Corp.	752,532
35,607	Huntington Bancshares Inc.	859,197
58,098	KeyCorp	2,138,006
11,378	M&T Bank Corp.	1,298,685
30,096	Marshall & Ilsley Corp.	1,311,584
78,494	National City Corp.	2,739,441
68,211	North Fork Bancorporation Inc.	1,966,523
41,906	PNC Financial Services Group Inc.	2,820,693
65,439	Regions Financial Corp.	2,301,490
53,144	SunTrust Banks Inc.	3,866,757
44,919	Synovus Financial Corp.	1,216,856
258,240	U.S. Bancorp	7,876,320
232,563	Wachovia Corp.	13,035,156
240,317	Wells Fargo & Co.	15,349,047
14,780	Zions Bancorporation	1,222,749

	Total Commercial Banks	98,809,053

Consumer Finance — 0.9%
177,396	American Express Co.	9,322,160
43,178	Capital One Financial Corp.	3,476,693
59,841	SLM Corp.	3,108,141

	Total Consumer Finance	15,906,994

Diversified Financial Services — 3.6%
28,647	CIT Group Inc.	1,533,188
715,735	Citigroup Inc. (a)	33,804,164
499,697	JPMorgan Chase & Co.	20,807,383
34,883	Moody’s Corp.	2,492,739
40,079	Principal Financial Group Inc.	1,955,855

	Total Diversified Financial Services	60,593,329

Insurance — 4.5%
46,221	ACE Ltd.	2,403,954
71,436	AFLAC Inc.	3,223,907
92,488	Allstate Corp.	4,819,550
15,132	Ambac Financial Group Inc.	1,204,507
372,033	American International Group Inc.	24,587,661
46,168	Aon Corp.	1,916,434
28,667	Chubb Corp.	2,735,978
24,967	Cincinnati Financial Corp.	1,050,362
54,027	Genworth Financial Inc., Class A Shares	1,806,123
43,371	Hartford Financial Services Group Inc.	3,493,534
19,495	Jefferson-Pilot Corp.	1,090,550
24,842	Lincoln National Corp.	1,356,125
19,458	Loews Corp.	1,969,149
78,438	Marsh & McLennan Cos. Inc.	2,302,940
19,150	MBIA Inc.	1,151,489
108,689	MetLife Inc.	5,257,287
28,207	Progressive Corp.	2,940,862
70,981	Prudential Financial Inc.	5,381,070
17,677	SAFECO Corp.	887,562
99,792	St. Paul Travelers Cos. Inc.	4,170,308
14,851	Torchmark Corp.	847,992
42,824	UnumProvident Corp.	877,035
25,011	XL Capital Ltd., Class A Shares	1,603,455

	Total Insurance	77,077,834

Real Estate — 0.9%
13,847	Apartment Investment and Management Co., Class A Shares	649,424
30,588	Archstone-Smith Trust	1,491,777
12,807	Boston Properties Inc.	1,194,253
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Real Estate — 0.9% (continued)
58,243	Equity Office Properties Trust	$1,955,800
41,646	Equity Residential	1,948,616
28,665	Kimco Realty Corp.	1,164,946
26,430	Plum Creek Timber Co. Inc.	976,060
34,916	ProLogis	1,868,006
11,856	Public Storage Inc.	963,063
26,231	Simon Property Group Inc.	2,207,076
17,016	Vornado Realty Trust	1,633,536

	Total Real Estate	16,052,557

Thrifts & Mortgage Finance — 1.6%
86,468	Countrywide Financial Corp.	3,173,376
138,794	Fannie Mae	7,134,011
99,086	Freddie Mac	6,044,246
36,718	Golden West Financial Corp.	2,493,152
12,546	MGIC Investment Corp.	835,940
51,215	Sovereign Bancorp Inc.	1,122,121
142,123	Washington Mutual Inc.	6,057,282

	Total Thrifts & Mortgage Finance	26,860,128

	TOTAL FINANCIALS	354,017,691

HEALTH CARE — 12.7%

Biotechnology — 1.4%
167,578	Amgen Inc. *	12,191,300
26,280	Applera Corp. — Applied Biosystems Group	713,239
49,343	Biogen Idec Inc. *	2,324,055
15,684	Chiron Corp. *	718,484
37,333	Genzyme Corp. *	2,509,524
66,290	Gilead Sciences Inc. *	4,124,564
36,632	MedImmune Inc. *	1,339,999

	Total Biotechnology	23,921,165

Health Care Equipment & Supplies — 2.0%
7,710	Bausch & Lomb Inc.	491,127
92,990	Baxter International Inc.	3,608,942
35,467	Becton, Dickinson, & Co.	2,184,058
35,446	Biomet Inc.	1,259,042
84,824	Boston Scientific Corp. *	1,955,193
14,915	C.R. Bard Inc.	1,011,386
17,695	Fisher Scientific International Inc. *	1,204,145
48,591	Guidant Corp.	3,793,013
23,065	Hospira Inc. *	910,145
173,081	Medtronic Inc.	8,783,861
7,467	Millipore Corp. *	545,539
18,756	PerkinElmer Inc.	440,203
52,567	St. Jude Medical Inc. *	2,155,247
41,902	Stryker Corp.	1,857,935
23,255	Thermo Electron Corp. *	862,528
14,987	Waters Corp. *	646,689
35,529	Zimmer Holdings Inc. *	2,401,760

	Total Health Care Equipment & Supplies	34,110,813

Health Care Providers & Services — 3.0%
81,283	Aetna Inc.	3,994,247
29,973	AmerisourceBergen Corp.	1,446,797
60,506	Cardinal Health Inc.	4,508,907
64,333	Caremark Rx Inc. *	3,163,897
17,361	CIGNA Corp.	2,267,694
22,989	Coventry Health Care Inc. *	1,240,946
20,990	Express Scripts Inc. *	1,845,021
58,496	HCA Inc.	2,678,532
34,508	Health Management Associates Inc., Class A Shares	744,337
23,443	Humana Inc. *	1,234,274
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Health Care Providers & Services — 3.0% (continued)
28,571	IMS Health Inc.	$736,275
17,967	Laboratory Corp. of America Holdings *	1,050,710
11,339	Manor Care Inc.	502,885
43,897	McKesson Corp.	2,288,350
43,651	Medco Health Solutions Inc. *	2,497,710
19,881	Patterson Cos. Inc. *	699,811
23,328	Quest Diagnostics Inc.	1,196,726
67,441	Tenet Healthcare Corp. *	497,714
194,488	UnitedHealth Group Inc.	10,864,100
94,641	WellPoint Inc. *	7,328,053

	Total Health Care Providers & Services	50,786,986

Pharmaceuticals — 6.3%
220,633	Abbott Laboratories	9,370,283
21,746	Allergan Inc.	2,359,441
15,166	Barr Pharmaceuticals Inc. *	955,155
280,801	Bristol-Myers Squibb Co.	6,910,513
162,035	Eli Lilly & Co.	8,960,535
46,731	Forest Laboratories Inc. *	2,085,605
426,758	Johnson & Johnson	25,272,609
34,714	King Pharmaceuticals Inc. *	598,816
313,614	Merck & Co. Inc.	11,048,621
31,347	Mylan Laboratories Inc.	733,520
1,055,103	Pfizer Inc. (b)	26,293,167
212,152	Schering-Plough Corp.	4,028,766
14,574	Watson Pharmaceuticals Inc. *	418,857
192,736	Wyeth	9,351,551

	Total Pharmaceuticals	108,387,439

	TOTAL HEALTH CARE	217,206,403

INDUSTRIALS — 11.3%

Aerospace & Defense — 2.3%
114,772	Boeing Co.	8,944,182
57,399	General Dynamics Corp.	3,672,388
17,696	Goodrich Corp.	771,722
119,107	Honeywell International Inc.	5,094,206
17,390	L-3 Communications Holdings Inc.	1,491,888
51,374	Lockheed Martin Corp.	3,859,729
50,290	Northrop Grumman Corp.	3,434,304
63,971	Raytheon Co.	2,932,431
24,705	Rockwell Collins Inc.	1,392,127
145,608	United Technologies Corp.	8,440,896

	Total Aerospace & Defense	40,033,873

Air Freight & Logistics — 1.0%
43,488	FedEx Corp.	4,911,535
8,723	Ryder System Inc.	390,616
156,607	United Parcel Service Inc., Class B Shares	12,431,463

	Total Air Freight & Logistics	17,733,614

Airlines — 0.1%
101,539	Southwest Airlines Co.	1,826,687

Building Products — 0.2%
25,559	American Standard Cos. Inc.	1,095,459
59,696	Masco Corp.	1,939,523

	Total Building Products	3,034,982

Commercial Services & Supplies — 0.7%
31,443	Allied Waste Industries Inc. *	384,862
15,840	Avery Dennison Corp.	926,323
144,570	Cendant Corp.	2,508,289
19,724	Cintas Corp.	840,637
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Commercial Services & Supplies — 0.7% (continued)
18,557	Equifax Inc.	$691,063
18,124	Monster Worldwide Inc. *	903,663
32,549	Pitney Bowes Inc.	1,397,329
30,968	R.R. Donnelley & Sons Co.	1,013,273
24,592	Robert Half International Inc.	949,497
79,198	Waste Management Inc.	2,795,689

	Total Commercial Services & Supplies	12,410,625

Construction & Engineering — 0.1%
12,450	Fluor Corp.	1,068,210

Electrical Equipment — 0.5%
24,646	American Power Conversion Corp.	569,569
13,164	Cooper Industries Ltd., Class A Shares	1,143,951
58,995	Emerson Electric Co.	4,933,752
25,414	Rockwell Automation Inc.	1,827,521

	Total Electrical Equipment	8,474,793

Industrial Conglomerates — 4.1%
108,214	3M Co.	8,190,718
1,494,008	General Electric Co.	51,961,598
18,981	Textron Inc.	1,772,636
289,000	Tyco International Ltd.	7,768,320

	Total Industrial Conglomerates	69,693,272

Machinery — 1.5%
96,200	Caterpillar Inc.	6,908,122
6,661	Cummins Inc.	700,071
34,019	Danaher Corp.	2,161,907
33,970	Deere & Co.	2,685,329
29,153	Dover Corp.	1,415,670
21,237	Eaton Corp.	1,549,664
29,406	Illinois Tool Works Inc.	2,832,092
46,959	Ingersoll-Rand Co., Ltd., Class A Shares	1,962,417
26,487	ITT Industries Inc.	1,489,099
8,847	Navistar International Corp. *	244,000
24,276	PACCAR Inc.	1,710,972
17,914	Pall Corp.	558,738
17,130	Parker Hannifin Corp.	1,380,849

	Total Machinery	25,598,930

Road & Rail — 0.8%
53,482	Burlington Northern Santa Fe Corp.	4,456,655
31,466	CSX Corp.	1,881,667
59,114	Norfolk Southern Corp.	3,196,294
37,991	Union Pacific Corp.	3,546,460

	Total Road & Rail	13,081,076

Trading Companies & Distributors — 0.0%
10,964	W. W. Grainger Inc.	826,137

	TOTAL INDUSTRIALS	193,782,199

INFORMATION TECHNOLOGY — 15.3%

Communications Equipment — 3.0%
16,792	ADC Telecommunications Inc. *	429,707
22,848	Andrew Corp. *	280,573
59,801	Avaya Inc. *	675,751
83,836	Ciena Corp. *	436,786
881,570	Cisco Systems Inc. *	19,103,622
28,966	Comverse Technology Inc. *	681,570
221,689	Corning Inc. *	5,965,651
240,363	JDS Uniphase Corp. *	1,002,314
640,866	Lucent Technologies Inc. *	1,954,641
358,435	Motorola Inc.	8,211,746
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Communications Equipment — 3.0% (continued)
237,506	QUALCOMM Inc.	$12,020,179
64,585	Tellabs Inc. *	1,026,902

	Total Communications Equipment	51,789,442

Computers & Peripherals — 3.6%
122,128	Apple Computer Inc. *	7,659,868
337,372	Dell Inc. *	10,040,191
340,817	EMC Corp. *	4,645,336
37,897	Gateway Inc. *	82,994
405,586	Hewlett-Packard Co.	13,343,779
224,646	International Business Machines Corp.	18,526,556
15,542	Lexmark International Inc., Class A Shares *	705,296
26,125	NCR Corp. *	1,091,764
53,654	Network Appliance Inc. *	1,933,154
23,137	QLogic Corp. *	447,701
496,295	Sun Microsystems Inc. *	2,545,993

	Total Computers & Peripherals	61,022,632

Electronic Equipment & Instruments — 0.3%
61,482	Agilent Technologies Inc. *	2,308,649
25,035	Jabil Circuit Inc. *	1,073,000
20,433	Molex Inc.	678,376
76,311	Sanmina-SCI Corp. *	312,875
131,145	Solectron Corp. *	524,580
36,277	Symbol Technologies Inc.	383,811
11,703	Tektronix Inc.	417,914

	Total Electronic Equipment & Instruments	5,699,205

Internet Software & Services — 1.1%
28,849	Google Inc., Class A Shares *	11,251,110
34,560	VeriSign Inc. *	829,094
181,191	Yahoo! Inc. *	5,845,222

	Total Internet Software & Services	17,925,426

IT Services — 1.0%
16,845	Affiliated Computer Services Inc., Class A Shares *	1,004,973
83,108	Automatic Data Processing Inc.	3,796,373
26,743	Computer Sciences Corp. *	1,485,573
20,052	Convergys Corp. *	365,147
73,780	Electronic Data Systems Corp.	1,979,517
110,000	First Data Corp.	5,150,200
26,456	Fiserv Inc. *	1,125,703
47,901	Paychex Inc.	1,995,556
18,907	Sabre Holdings Corp., Class A Shares	444,882
49,037	Unisys Corp. *	337,865

	Total IT Services	17,685,789

Office Electronics — 0.1%
133,546	Xerox Corp. *	2,029,899

Semiconductors & Semiconductor Equipment — 2.9%
69,160	Advanced Micro Devices Inc. *	2,293,346
51,522	Altera Corp. *	1,063,414
52,503	Analog Devices Inc.	2,010,340
227,123	Applied Materials Inc.	3,976,924
42,310	Applied Micro Circuits Corp. *	172,202
63,165	Broadcom Corp., Class A Shares *	2,726,201
58,849	Freescale Semiconductor Inc., Class B Shares *	1,634,237
843,601	Intel Corp.	16,323,679
28,611	KLA-Tencor Corp.	1,383,628
43,836	Linear Technology Corp.	1,537,767
56,168	LSI Logic Corp. *	649,302
45,973	Maxim Integrated Products Inc.	1,707,897
88,734	Micron Technology Inc. *	1,306,164
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Semiconductors & Semiconductor Equipment — 2.9% (continued)
48,394	National Semiconductor Corp.	$1,347,289
19,308	Novellus Systems Inc. *	463,392
24,546	NVIDIA Corp. *	1,405,504
26,641	PMC-Sierra Inc. *	327,418
28,406	Teradyne Inc. *	440,577
229,483	Texas Instruments Inc.	7,451,313
49,438	Xilinx Inc.	1,258,691

	Total Semiconductors & Semiconductor Equipment	49,479,285

Software — 3.3%
86,010	Adobe Systems Inc. *	3,003,469
33,096	Autodesk Inc. *	1,274,858
30,518	BMC Software Inc. *	661,020
65,427	CA Inc.	1,780,269
25,593	Citrix Systems Inc. *	969,975
54,684	Compuware Corp. *	428,176
43,563	Electronic Arts Inc. *	2,383,767
25,307	Intuit Inc. *	1,346,079
1,273,746	Microsoft Corp.	34,658,629
55,844	Novell Inc. *	428,882
540,357	Oracle Corp. *	7,397,487
15,929	Parametric Technology Corp. *	260,120
149,607	Symantec Corp. *	2,517,886

	Total Software	57,110,617

	TOTAL INFORMATION TECHNOLOGY	262,742,295

MATERIALS — 3.0%

Chemicals — 1.5%
31,910	Air Products & Chemicals Inc.	2,144,033
10,219	Ashland Inc.	726,367
138,725	Dow Chemical Co.	5,632,235
131,921	E.I. du Pont de Nemours & Co.	5,568,385
11,707	Eastman Chemical Co.	599,164
26,142	Ecolab Inc.	998,624
17,747	Engelhard Corp.	702,959
16,187	Hercules Inc. *	223,381
11,320	International Flavors & Fragrances Inc.	388,502
38,627	Monsanto Co.	3,273,638
23,708	PPG Industries Inc.	1,501,902
46,286	Praxair Inc.	2,552,673
20,652	Rohm & Haas Co.	1,009,263
9,589	Sigma-Aldrich Corp.	630,860
3,353	Tronox Inc., Class B Shares *	56,968

	Total Chemicals	26,008,954

Construction Materials — 0.1%
14,396	Vulcan Materials Co.	1,247,413

Containers & Packaging — 0.2%
14,955	Ball Corp.	655,478
15,099	Bemis Co. Inc.	476,826
20,546	Pactiv Corp. *	504,199
11,671	Sealed Air Corp.	675,401
15,896	Temple-Inland Inc.	708,167

	Total Containers & Packaging	3,020,071

Metals & Mining — 0.9%
125,016	Alcoa Inc.	3,820,489
12,397	Allegheny Technologies Inc.	758,448
26,380	Freeport-McMoRan Copper & Gold Inc., Class B Shares	1,576,733
64,067	Newmont Mining Corp.	3,324,437
22,285	Nucor Corp.	2,335,245
29,185	Phelps Dodge Corp.	2,350,268
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Metals & Mining — 0.9% (continued)
15,596	United States Steel Corp.	$946,365

	Total Metals & Mining	15,111,985

Paper & Forest Products — 0.3%
70,637	International Paper Co.	2,441,921
15,205	Louisiana-Pacific Corp.	413,576
26,021	MeadWestvaco Corp.	710,634
34,882	Weyerhaeuser Co.	2,526,503

	Total Paper & Forest Products	6,092,634

	TOTAL MATERIALS	51,481,057

TELECOMMUNICATION SERVICES — 3.3%

Diversified Telecommunication Services — 2.4%
556,344	AT&T Inc.	15,043,542
257,801	BellSouth Corp.	8,932,805
18,784	CenturyTel Inc.	734,830
47,065	Citizens Communications Co.	624,552
222,445	Qwest Communications International Inc. *	1,512,626
419,696	Verizon Communications Inc.	14,294,846

	Total Diversified Telecommunication Services	41,143,201

Wireless Telecommunication Services — 0.9%
55,635	ALLTEL Corp.	3,602,366
425,496	Sprint Nextel Corp.	10,994,817

	Total Wireless Telecommunication Services	14,597,183

	TOTAL TELECOMMUNICATION SERVICES	55,740,384

UTILITIES — 3.1%

Electric Utilities — 1.5%
23,400	Allegheny Energy Inc. *	792,090
56,458	American Electric Power Co. Inc.	1,920,701
28,598	Cinergy Corp.	1,298,635
46,720	Edison International	1,923,930
29,805	Entergy Corp.	2,054,757
95,679	Exelon Corp.	5,061,419
47,298	FirstEnergy Corp.	2,312,872
58,236	FPL Group Inc.	2,337,593
14,220	Pinnacle West Capital Corp.	556,002
54,525	PPL Corp.	1,603,035
36,177	Progress Energy Inc.	1,591,064
106,363	Southern Co.	3,485,516

	Total Electric Utilities	24,937,614

Gas Utilities — 0.0%
6,337	Nicor Inc.	250,692
5,499	Peoples Energy Corp.	195,984

	Total Gas Utilities	446,676

Independent Power Producers & Energy Traders — 0.6%
94,067	AES Corp. *	1,604,783
25,590	Constellation Energy Group Inc.	1,400,029
133,099	Duke Energy Corp.	3,879,836
43,202	Dynegy Inc., Class A Shares *	207,369
66,358	TXU Corp.	2,970,184

	Total Independent Power Producers & Energy Traders	10,062,201

Multi-Utilities — 1.0%
29,359	Ameren Corp.	1,462,665
44,468	CenterPoint Energy Inc.	530,503
31,657	CMS Energy Corp. *	409,958
35,195	Consolidated Edison Inc.	1,530,983
49,827	Dominion Resources Inc.	3,439,558
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Multi-Utilities — 1.0% (continued)
25,497	DTE Energy Co.	$1,022,175
25,033	KeySpan Corp.	1,023,099
39,096	NiSource Inc.	790,521
49,517	PG&E Corp.	1,926,211
35,949	Public Service Enterprise Group Inc.	2,302,174
37,055	Sempra Energy	1,721,575
29,873	TECO Energy Inc.	481,553
57,905	Xcel Energy Inc.	1,050,976

	Total Multi-Utilities	17,691,951

	TOTAL UTILITIES	53,138,442

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,529,304,694)	1,686,155,591

Face
Amount

SHORT-TERM INVESTMENTS — 1.6%

Repurchase Agreement — 1.5%
$25,704,000	Interest in $507,001,000 joint tri-party repurchase agreement dated 3/31/06 with Goldman, Sachs & Co., 4.790% due 4/3/06; Proceeds at maturity — $25,714,260 (Fully collateralized by various U.S. Treasury obligations, 1.875% to 3.625% due 1/15/07 to 4/15/28; Market value — $26,218,092) (b) (Cost — $25,704,000)	25,704,000

U.S. Government Obligation — 0.1%
2,095,000	U.S. Treasury Bills, 4.521% - 4.544% due 6/15/06 (c)(d) (Cost — $2,075,984)	2,076,057

	TOTAL SHORT-TERM INVESTMENTS (Cost — $27,779,984)	27,780,057

	TOTAL INVESTMENTS — 100.1% (Cost — $1,557,084,678#)	1,713,935,648
	Liabilities in Excess of Other Assets — (0.1)%	(2,379,578)

	TOTAL NET ASSETS — 100.0%	$1,711,556,070

*	Non-income producing security.

(a)	Citigroup Inc. was the parent company of the Travelers Investment Management Company, the Fund’s investment advisor, as of March 31, 2006.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Rate shown represents yield-to-maturity.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: MBIA — Municipal Bond Investors Assurance Corporation
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH & INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	March 31, 2006

Shares	Security	Value
COMMON STOCKS — 97.9%

CONSUMER DISCRETIONARY — 10.2%

Hotels, Restaurants & Leisure — 2.6%
4,640	McDonald’s Corp.	$159,431
1,560	Station Casinos Inc.	123,817

	Total Hotels, Restaurants & Leisure	283,248

Household Durables — 1.5%
4,450	Newell Rubbermaid Inc.	112,095
1,600	Toll Brothers, Inc. *	55,408

	Total Household Durables	167,503

Media — 3.6%
3,350	EchoStar Communications Corp., Class A Shares *	100,064
8,900	News Corp., Class B Shares	156,284
7,930	Time Warner Inc.	133,145

	Total Media	389,493

Specialty Retail — 2.5%
2,830	Best Buy Co. Inc.	158,282
4,550	Staples Inc.	116,116

	Total Specialty Retail	274,398

	TOTAL CONSUMER DISCRETIONARY	1,114,642

CONSUMER STAPLES — 10.4%

Beverages — 1.9%
3,710	PepsiCo Inc.	214,401

Food & Staples Retailing — 2.4%
5,550	Wal-Mart Stores Inc.	262,182

Food Products — 3.9%
3,960	Kellogg Co.	174,399
3,470	McCormick & Co. Inc., Non Voting Shares	117,494
7,640	Sara Lee Corp.	136,603

	Total Food Products	428,496

Household Products — 1.5%
2,790	Procter & Gamble Co.	160,760

Tobacco — 0.7%
1,100	Altria Group Inc.	77,946

	TOTAL CONSUMER STAPLES	1,143,785

ENERGY — 9.8%

Energy Equipment & Services — 2.0%
1,750	ENSCO International Inc.	90,037
2,080	GlobalSantaFe Corp.	126,360

	Total Energy Equipment & Services	216,397

Oil, Gas & Consumable Fuels — 7.8%
1,400	Burlington Resources Inc.	128,674
4,480	Exxon Mobil Corp.	272,653
2,480	Nexen Inc.	136,499
1,280	Suncor Energy Inc.	98,586
1,700	Total SA, Sponsored ADR	223,941

	Total Oil, Gas & Consumable Fuels	860,353

	TOTAL ENERGY	1,076,750

FINANCIALS — 20.7%

Capital Markets — 4.1%
1,440	Goldman Sachs Group Inc.	226,022
2,850	Merrill Lynch & Co. Inc.	224,466

	Total Capital Markets	450,488

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH & INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Commercial Banks — 5.6%
4,646	Bank of America Corp.	$211,579
2,240	Wachovia Corp.	125,552
4,350	Wells Fargo & Co.	277,834

	Total Commercial Banks	614,965

Consumer Finance — 3.0%
3,450	American Express Co.	181,297
1,730	Capital One Financial Corp.	139,300

	Total Consumer Finance	320,597

Diversified Financial Services — 2.2%
5,855	JPMorgan Chase & Co.	243,802

Insurance — 4.7%
2,950	AFLAC Inc.	133,134
2,350	American International Group Inc.	155,312
1	Berkshire Hathaway Inc., Class A Shares *	90,350
1,410	Chubb Corp.	134,570

	Total Insurance	513,366

Thrifts & Mortgage Finance — 1.1%
1,810	Golden West Financial Corp.	122,899

	TOTAL FINANCIALS	2,266,117

HEALTH CARE — 9.0%

Biotechnology — 2.0%
3,008	Amgen Inc. *	218,832

Health Care Providers & Services — 2.4%
2,010	Coventry Health Care Inc. *	108,500
2,890	UnitedHealth Group Inc.	161,435

	Total Health Care Providers & Services	269,935

Pharmaceuticals — 4.6%
4,100	Sanofi-Aventis, Sponsored ADR	194,545
4,790	Teva Pharmaceutical Industries Ltd., Sponsored ADR	197,252
2,250	Wyeth	109,170

	Total Pharmaceuticals	500,967

	TOTAL HEALTH CARE	989,734

INDUSTRIALS — 12.3%

Aerospace & Defense — 4.5%
3,760	Boeing Co.	293,017
900	Orbital Sciences Corp. *	14,238
4,020	Raytheon Co.	184,277

	Total Aerospace & Defense	491,532

Building Products — 2.0%
6,900	Masco Corp.	224,181

Industrial Conglomerates — 4.7%
11,230	General Electric Co.	390,579
1,280	Textron Inc.	119,539

	Total Industrial Conglomerates	510,118

Machinery — 1.1%
1,470	Parker Hannifin Corp.	118,497

	TOTAL INDUSTRIALS	1,344,328

INFORMATION TECHNOLOGY — 15.3%

Communications Equipment — 4.3%
4,946	ADC Telecommunications Inc. *	126,568
7,300	Cisco Systems Inc. *	158,191
2,150	Motorola Inc.	49,257
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH & INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Communications Equipment — 4.3% (continued)
2,640	QUALCOMM Inc.	$133,610

	Total Communications Equipment	467,626

Computers & Peripherals — 1.1%
1,500	International Business Machines Corp.	123,705

Electronic Equipment & Instruments — 0.6%
3,000	Dolby Laboratories Inc., Class A Shares *	62,700

Internet Software & Services — 0.8%
2,670	Yahoo! Inc. *	86,134

IT Services — 1.1%
3,050	Paychex Inc.	127,063

Semiconductors & Semiconductor Equipment — 1.8%
3,250	Applied Materials Inc.	56,907
4,440	ASML Holding NV, NY Registered Shares *	90,443
1,510	Texas Instruments Inc.	49,030

	Total Semiconductors & Semiconductor Equipment	196,380

Software — 5.6%
3,030	Adobe Systems Inc.	105,808
1,880	Electronic Arts Inc. *	102,874
14,830	Microsoft Corp.	403,524

	Total Software	612,206

	TOTAL INFORMATION TECHNOLOGY	1,675,814

MATERIALS — 5.6%

Chemicals — 2.5%
3,780	E.I. du Pont de Nemours & Co.	159,554
3,120	Ecolab Inc.	119,184

	Total Chemicals	278,738

Metals & Mining — 3.1%
12,401	Barrick Gold Corp.	337,803

	TOTAL MATERIALS	616,541

TELECOMMUNICATION SERVICES — 3.4%

Wireless Telecommunication Services — 3.4%
1,640	ALLTEL Corp.	106,190
10,552	Sprint Nextel Corp.	272,664

	TOTAL TELECOMMUNICATION SERVICES	378,854

UTILITIES — 1.2%

Multi-Utilities — 1.2%
2,850	Sempra Energy	132,411

	TOTAL INVESTMENTS — 97.9% (Cost — $8,496,202#)	10,738,976
	Other Assets in Excess of Liabilities — 2.1%	229,915

	TOTAL NET ASSETS — 100.0%	$10,968,891

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited)(continued)	March 31, 2006

Shares	Security	Value
COMMON STOCKS — 95.2%
CONSUMER DISCRETIONARY — 15.1%
Media — 14.9%
61,320	Cablevision Systems Corp., New York Group, Class A Shares *	$1,637,244
4,826	CBS Corp., Class B Shares	115,727
4,117	Comcast Corp., Class A Shares *	107,701
103,525	Comcast Corp., Special Class A Shares *	2,704,073
11,540	Discovery Holding Co., Class A Shares *	173,100
2,730	Liberty Global Inc., Series A Shares *	55,883
2,730	Liberty Global Inc., Series C Shares *	53,918
140,400	Liberty Media Corp., Class A Shares *	1,152,684
160,200	Time Warner Inc.	2,689,758
4,826	Viacom Inc., Class B Shares *	187,249
38,000	Walt Disney Co.	1,059,820
5,600	World Wrestling Entertainment Inc.	94,640

	Total Media	10,031,797

Specialty Retail — 0.2%
9,700	Charming Shoppes Inc. *	144,239

	TOTAL CONSUMER DISCRETIONARY	10,176,036

ENERGY — 12.2%
Energy Equipment & Services — 7.4%
7,600	Core Laboratories NV *	361,380
27,650	Grant Prideco Inc. *	1,184,526
74,500	Weatherford International Ltd. *	3,408,375

	Total Energy Equipment & Services	4,954,281

Oil, Gas & Consumable Fuels — 4.8%
32,300	Anadarko Petroleum Corp.	3,262,623
255	Bill Barrett Corp. *	8,310

	Total Oil, Gas & Consumable Fuels	3,270,933

	TOTAL ENERGY	8,225,214

EXCHANGE TRADED FUND — 1.7%
26,600	Nasdaq-100 Index Tracking Stock	1,115,604

FINANCIALS — 11.2%
Capital Markets — 10.4%
6,000	Cohen & Steers Inc.	147,000
24,550	Lehman Brothers Holdings Inc.	3,548,212
41,800	Merrill Lynch & Co. Inc.	3,292,168

	Total Capital Markets	6,987,380

Diversified Financial Services — 0.3%
4,500	CIT Group Inc.	240,840

Thrifts & Mortgage Finance — 0.5%
17,849	New York Community Bancorp Inc.	312,714

	TOTAL FINANCIALS	7,540,934

HEALTH CARE — 31.6%
Biotechnology — 19.6%
6,420	Alkermes Inc. *	141,561
40,900	Amgen Inc. *	2,975,475
62,350	Biogen Idec Inc. *	2,936,685
2,600	CancerVax Corp. *	7,358
48,175	Chiron Corp. *	2,206,897
5,300	Genentech Inc. *	447,903
41,948	Genzyme Corp. *	2,819,744
28,428	ImClone Systems Inc. *	967,121
8,200	Isis Pharmaceuticals Inc. *	73,882
33,546	Millennium Pharmaceuticals Inc. *	339,150
4,800	Nabi Biopharmaceuticals *	27,072
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Biotechnology — 19.6% (continued)
4,860	Nanogen Inc. *	$14,677
6,410	Vertex Pharmaceuticals Inc. *	234,542
1,265	ViaCell Inc. *	6,970

	Total Biotechnology	13,199,037

Health Care Equipment & Supplies — 0.3%
3,400	Biosite Inc. *	176,562

Health Care Providers & Services — 4.2%
50,520	UnitedHealth Group Inc.	2,822,047

Pharmaceuticals — 7.5%
73,080	Forest Laboratories Inc. *	3,261,560
13,100	Johnson & Johnson	775,782
24,900	King Pharmaceuticals Inc. *	429,525
3,500	Pfizer Inc.	87,220
6,442	Teva Pharmaceutical Industries Ltd., Sponsored ADR	265,282
14,000	Valeant Pharmaceuticals International	221,900

	Total Pharmaceuticals	5,041,269

	TOTAL HEALTH CARE	21,238,915

INDUSTRIALS — 8.3%
Aerospace & Defense — 3.3%
26,100	L-3 Communications Holdings Inc.	2,239,119

Industrial Conglomerates — 3.7%
93,634	Tyco International Ltd.	2,516,882

Machinery — 1.3%
27,500	Pall Corp.	857,725

	TOTAL INDUSTRIALS	5,613,726

INFORMATION TECHNOLOGY — 15.0%
Communications Equipment — 2.8%
14,700	C-COR Inc. *	128,478
59,100	Motorola Inc.	1,353,981
18,900	Nokia Oyj, Sponsored ADR	391,608

	Total Communications Equipment	1,874,067

Computers & Peripherals — 2.7%
3,500	LaserCard Corp. *	78,750
48,162	Maxtor Corp. *	460,429
31,500	Quantum Corp. *	117,810
20,100	SanDisk Corp. *	1,156,152

	Total Computers & Peripherals	1,813,141

Electronic Equipment & Instruments — 0.2%
5,750	Excel Technology Inc. *	169,452

Internet Software & Services — 0.0%
2	HomeStore Inc. *	10

Semiconductors & Semiconductor Equipment — 8.1%
36,750	Broadcom Corp., Class A Shares *	1,586,130
6,500	Cirrus Logic Inc. *	55,120
8,400	Cree Inc. *	275,604
6,700	DSP Group Inc. *	194,367
4,173	Freescale Semiconductor Inc., Class B Shares *	115,884
26,725	Intel Corp.	517,129
147,555	Micron Technology Inc. *	2,172,010
17,700	RF Micro Devices Inc. *	153,105
5,400	Standard Microsystems Corp. *	140,292
17,600	Teradyne Inc. *	272,976

	Total Semiconductors & Semiconductor Equipment	5,482,617
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Software — 1.2%
5,800	Advent Software Inc. *	$164,836
11,300	Autodesk Inc.	435,276
3,800	Microsoft Corp.	103,398
4,300	RSA Security Inc. *	77,142

	Total Software	780,652

	TOTAL INFORMATION TECHNOLOGY	10,119,939

TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.1%
2,416	AT&T Inc.	65,329

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $53,663,075)	64,095,697

Face Amount

SHORT-TERM INVESTMENT — 4.8%
Repurchase Agreement — 4.8%
$3,231,000	Interest in $507,001,000 joint tri-party repurchase agreement dated 3/31/06 with Goldman, Sachs & Co., 4.790% due 4/3/06; Proceeds at maturity — $3,232,290; (Fully collateralized by various U.S. Treasury obligations, 1.875% to 3.625% due 1/15/07 to 4/15/28; Market value - $3,295,622) (Cost — $3,231,000)	3,231,000

	TOTAL INVESTMENTS — 100.0% (Cost — $56,894,075#)	67,326,697
	Liabilities in Excess of Other Assets — 0.0%	(33,546)

	TOTAL NET ASSETS — 100.0%	$67,293,151

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Effective May 1, 2006, the Diversified Strategic Income Portfolio, Equity Index Portfolio, Salomon Brothers Variable Growth & Income Fund and Salomon Brothers Variable Aggressive Growth Fund were renamed Legg Mason Partners Variable Diversified Strategic Income Portfolio (“Diversified Strategic Income Portfolio”), Legg Mason Partners Variable Equity Index Portfolio (“Equity Index Portfolio”), Legg Mason Partners Variable Growth and Income Portfolio (“Growth & Income Fund”) and Legg Mason Partners Variable Aggressive Growth Portfolio (“Aggressive Growth Fund”), respectively (the “Funds”). The Funds are separate diversified investment funds of Legg Mason Partners Variable Portfolios II (formerly known as Greenwich Street Series Fund (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Shares of the Funds may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible provisions or other qualified plans.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

Notes to Schedules of Investments (unaudited)(continued)
A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Mortgage Dollar Rolls. The Diversified Strategic Income Portfolio enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(i) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

Diversified Strategic Income Portfolio	$900,962	$(2,076,915)	$(1,175,953)
Equity Index Portfolio	347,862,642	(191,011,672)	156,850,970

Notes to Schedules of Investments (unaudited)(continued)

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

Growth & Income Fund	2,330,952	(88,178)	2,242,774
Aggressive Growth Fund	14,588,001	(4,155,379)	10,432,622

At March 31, 2006, the Funds had the following open futures contracts:

Diversified Strategic Income	Number of	Expiration	Basis	Market	Unrealized
Portfolio	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Sell:
Euro	3	9/06	$712,010	$710,512	$1,498
U.S. Treasury Bond	1	6/06	110,682	109,156	1,526

					3,024
Contracts to Buy:
Euro	2	6/06	$474,335	$473,975	$(360)
U.S. Treasury Notes	29	6/06	3,099,739	3,085,328	(14,411)
U.S. Treasury Notes	23	6/06	2,414,037	2,402,062	(11,975)
U.S. Treasury Notes	11	6/06	2,246,492	2,242,453	(4,039)

					(30,785)

Net Unrealized Loss on Open Futures Contracts					$(27,761)

	Number of	Expiration	Basis	Market	Unrealized
Equity Index Portfolio	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index Futures	81	6/06	$26,382,807	$26,391,825	$9,018

During the three months ended March 31, 2006, written option transactions for Diversified Strategic Income Portfolio were as follows:

	Number of	Premiums
Diversified Strategic Income Portfolio	Contracts	Received
Options written, outstanding at December 31, 2005	—	—
Options written	58	$21,535
Options closed	—	—
Options expired	—	—

Options written, outstanding at March 31, 2006	58	$21,535

During the period ended March 31, 2006, Diversified Strategic Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $137,003,562.
At March 31, 2006, Diversified Strategic Income Portfolio had outstanding mortgage dollar rolls with a total cost of $40,756,806.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Portfolios II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: May 30, 2006